Acquired Technology (Tables)	9 Months Ended
Sep. 30, 2020
Acquired Technology
Schedule of acquired technology	Acquired technology consisted of the following (in thousands):

			Accumulated	Balance
	Gross Value	Estimated Life	Amortization	September 30, 2020
Total acquired technology	$3,270	5 years	$817	$2,453